Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST IV
Prospectus Date	rr_ProspectusDate	Dec. 01, 2023
Pioneer Securitized Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the “Sales charges” section of the prospectus beginning on page 74, the “Intermediary defined sales charge waiver policies” section of the prospectus beginning on page 109 and the “Sales charges” section of the statement of additional information beginning on page 64. If you invest in Class K shares or Class Y shares through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the portfolio turnover rate of the fund and the predecessor fund was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See “Sales charges.”
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class C and Class K shares are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses in the table, before and after fee waivers and expense reimbursements, are higher than the corresponding ratios of expenses to average net assets shown in the “Financial Highlights” section, which do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your sharesNumber of years you own your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your sharesNumber of years you own your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in mortgage-backed securities, asset-backed securities and other securitized asset instruments.Normally, the fund invests at least 80% of its net assets (plus borrowings or other leverage for investment purposes) in securitized asset instruments. Securitized asset instruments include agency and non-agency mortgage-backed securities (MBS), such as commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), and uniform mortgage-backed securities (UMBS), asset-backed securities (ABS), including private and multi-class structures, pass-through certificates, other instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and debt and equity tranches of collateralized debt obligations (CDOs), collateralized mortgage obligations (CMOs) and collateralized loan obligations (CLOs). MBS include credit risk transfer securities issued by government sponsored entities or private issuers. Derivative instruments that provide exposure to securitized asset instruments or have similar economic characteristics may be used to satisfy the fund's 80% policy.Agency MBS are issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored enterprises, including mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), or the Federal Home Loan Mortgage Corporation (FHLMC). Although securitized asset instruments typically represent pools of loans, in some cases they may consist of one large loan that is securitized and sold to capital market investors. At any given time, the fund may have invested a substantial amount of its assets in any sector or subsector of the securitized asset markets.MBS and other mortgage-related investments may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The fund may also invest in structured investments including credit linked notes (CLNs), adjustable rate mortgage loans (ARMs), and custodial receipts. The fund may invest a substantial amount of its assets in “sub-prime” mortgage-related securities. The fund also may invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market. The fund may enter into dollar rolls, in which the fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. MBS include credit risk transfer securities, which transfer the credit risk related to the MBS to the buyer of the security. Credit risk transfer securities are fixed or floating-rate unsecured general obligations issued by FNMA, FHLMC or other government sponsored or private entities.The fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).In addition to securitized asset instruments, the fund has the flexibility to invest in a broad range of issuers and segments of the debt security markets as a whole. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, preferred securities, insurance-linked securities, certificates of deposit, money market securities, securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in debt securities, and cash, cash equivalents and other short term holdings. The fund may invest in securities of issuers in any market sector, industry or market capitalization range. The fund may also invest in Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities.The fund has no limit as to the maturity or duration of the securities in which it invests and maintains an average portfolio duration that varies based upon the judgment of the fund’s investment adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.The fund may invest without limit in securities of any rating. A substantial portion of the fund’s assets ordinarily will consist of below investment grade (high yield) debt securities. Investment in securities of below investment grade quality, commonly referred to as “junk bonds,” involves substantial risk of loss.The fund may invest in securities that are subordinated or “junior” to more senior securities of the issuer, including residual or equity tranches of securitized asset instruments.The fund may, but is not required to, use derivatives, such as interest rate futures and credit default swaps. The fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to seek event-linked exposure; to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments.In selecting investments, Amundi Asset Management US, Inc. (“Amundi US” or the “adviser”), the fund’s investment adviser, integrates fundamental analysis of individual investments and their sectors with a top-down view of the macroeconomic landscape. The adviser uses a research oriented, value-driven approach to identify investments that it believes will perform well over market cycles in terms of income, total return and risk characteristics. The adviser seeks to add value over the course of market cycles by identifying specific opportunities, including cyclical opportunities, with the potential for attractive risk-adjusted returns. The adviser considers such factors as yield, interest rate risk, liquidity, instrument structure, credit and asset quality, perceived risk relative to other risk assets, and supply/demand technicals. In selecting among investments, the adviser considers the relative value of particular investments. The adviser also may employ sector rotation, which refers to the shifting of investments from one or more sectors or subsectors into one or more other sectors or subsectors.In addition to investment-specific factors, the adviser considers broad economic factors in constructing a portfolio designed to achieve the fund's investment objective. In assessing the appropriate quality, sector weightings and duration of the portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates.The adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the fund’s investment objective. The adviser makes that determination based on the same criteria it uses to select portfolio securities.The fund is classified as a non-diversified fund under the 1940 Act and may invest in the securities of a smaller number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The fund's past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class Y shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bloomberg USSecuritized MBS/ABS/CMBS Index, a broad-based measure of market performance that has characteristics relevant to the fund’s investment strategies.You can obtain updated performance information by visiting https://www.amundi.com/usinvestors/Products/Mutual-Funds or by calling 1-800-225-6292.The fund acquired the assets and liabilities of Pioneer Securitized Income Fund (the “predecessor fund”) on June 30, 2021. The predecessor fund was the accounting survivor of the reorganization. As a result of the reorganization, the historical performance of the predecessor fund became the fund’s historical performance. The predecessor fund, a closed-end interval fund, commenced operations on December 10, 2019 and had the same investment objective and substantially similar investment policies as the fund. In the reorganization, the predecessor fund exchanged its assets for shares of the fund, and shareholders of common shares of the predecessor fund received Class Y shares of the fund. The performance of Class Y shares prior to June 30, 2021 includes the performance of the predecessor fund’s common shares prior to the reorganization, which has not been restated to reflect any differences in expenses.No performance information is presented for Class C and Class K shares of the fund in the table because Class C and Class K shares do not have annual returns for at least one calendar year. The returns for Class C and Class K shares will differ from those of other classes of shares because they have different expenses.The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class Y shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bloomberg USSecuritized MBS/ABS/CMBS Index, a broad-based measure of market performance that has characteristics relevant to the fund’s investment strategies.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class C and Class K shares of the fund in the table because Class C and Class K shares do not have annual returns for at least one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual return Class Y shares (%)(Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart:ReturnsPeriod BeginningPeriod EndingHighest Calendar Quarter27.47%04/01/2020 to06/30/2020Lowest Calendar Quarter-31.28%01/01/2020 to03/31/2020Year-to-Date8.19%September 30, 2023
Performance Table Heading	rr_PerformanceTableHeading	Average annual total return (%)(for periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y shares. After-tax returns for Class A, Class C and Class K shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the sale of fund shares.After-tax returns are shown only for Class Y shares. After-tax returns for Class A, Class C and Class K shares will vary.
Pioneer Securitized Income Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. The fund is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one issuer than a diversified fund. Being non-diversified may magnify the fund’s losses from adverse events affecting a particular issuer.
Pioneer Securitized Income Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the fund.
Pioneer Securitized Income Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pioneer Securitized Income Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk. The market prices of securities or other assets held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate crisis, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the fund's securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars, terror attacks and economic sanctions); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time.Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the fund's investments, impair the fund's ability to satisfy redemption requests, and negatively impact the fund's performance. In addition, inflation, rising interest rates, global supply chain disruptions and other market events could adversely affect the companies or issuers in which the fund invests. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund's opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund's assets may go down.Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict including Russia's military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the fund’s investments may be negatively affected. The fund may experience a substantial or complete loss on any security or derivative position.Until recently, a commonly used reference rate for floating rate securities wasLIBOR (London Interbank Offered Rate) or Secured Overnight Financing Rate (SOFR). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on theSecured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (with or withoutspread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the fund's transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the fund's performance.
Pioneer Securitized Income Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Pioneer Securitized Income Fund | High Yield Or Junk Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High yield or “junk” bond risk. Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.
Pioneer Securitized Income Fund | Duration risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Duration risk. Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The fund’s average portfolio maturity may be greater than the fund’s average portfolio duration, and, accordingly, the fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by the fund’s adviser, is not an exact measurement and may not reliably predict the fund’s or a particular security’s price sensitivity to changes in yield or interest rates. The fund’s adviser may not be successful in its efforts to limit sensitivity to interest rate changes.
Pioneer Securitized Income Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest rate risk.The market prices of the fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security will generally go down.Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the fund earns on its floating rate investments.
Pioneer Securitized Income Fund | Mortgage Related And Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-related and asset-backed securities risk. The value of mortgage-related securities, including commercial mortgage-backed securities, collateralized mortgage-backed securities, credit risk transfer securities, and asset-backed securities, will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These securities are also subject to interest rate, prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
Pioneer Securitized Income Fund | Credit Risk Transfer Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit risk transfer securities risk. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
Pioneer Securitized Income Fund | Risks Of Investing In Collateralized Debt Obligations [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in collateralized debt obligations. Investment in a collateralized debt obligation (CDO) is subject to the credit, subordination, interest rate, valuation, prepayment, extension and other risks of the obligations underlying the CDO and the tranche of the CDO in which the fund invests. CDOs are subject to liquidity risk. Synthetic CDOs are also subject to the risks of investing in derivatives, such as credit default swaps, and leverage risk.
Pioneer Securitized Income Fund | Risks Of Subordinated Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of subordinated securities. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities than more senior securities.
Pioneer Securitized Income Fund | Prepayment Or Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.
Pioneer Securitized Income Fund | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extension risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security.
Pioneer Securitized Income Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. Some securities and derivatives held by the fund may be or become impossible or difficult to purchase, sell or unwind, particularly during times of market turmoil. An instrument’s liquidity may be affected by reduced trading volume, a relative lack of market makers or legal restrictions, and illiquid securities and derivatives also may be difficult to value. Markets may become illiquid quickly.Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. If the fund is forced to sell an illiquid asset or unwind a derivative position to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). In extreme cases, this may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders).
Pioneer Securitized Income Fund | Portfolio Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio selection risk. The adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security, industry or about interest rates or other market factors may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the adviser.
Pioneer Securitized Income Fund | US Treasury Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund’s investments in obligations issued by the U.S. Treasury to decline.
Pioneer Securitized Income Fund | US Government Agency Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to FNMA and FHLMC in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
Pioneer Securitized Income Fund | Risks Of Instruments That Allow For Balloon Payments Or Negative Amortization Payments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of instruments that allow for balloon payments or negative amortization payments. Certain debt instruments allow for balloon payments or negative amortization payments. Such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.
Pioneer Securitized Income Fund | Risks Of Investing In Loans [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in loans. Floating rate loans and similar investments may be illiquid or less liquid than other investments and difficult to value. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. In particular, loans may take longer than seven days to settle, potentially leading to the sale proceeds of loans not being available to meet redemption requests for a substantial period of time after the sale of the loans. To the extent that sale proceeds of loans are not available, the fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. The adviser’s decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the fund, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the fund’s investment performance. Loans may not be considered “securities,”and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Pioneer Securitized Income Fund | Risks Of Investing In Insurance Linked Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in insurance-linked securities. The fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The fund may also invest in insurance-linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Certain insurance-linked securities may have limited liquidity, or may be illiquid. The fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
Pioneer Securitized Income Fund | Inflation linked securities risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-linked securities risk. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value or interest payments on such securities may decline in the event that the actual rate of inflation is different than the rate of the inflation index, and losses may exceed those experienced by other debt securities with similar durations. The values of inflation-linked securities may not be directly correlated to changes in interest rates, for example if interest rates rise for reasons other than inflation.
Pioneer Securitized Income Fund | Risks Of Zero Coupon Bonds Payment In Kind Deferred And Contingent Payment Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of zero coupon bonds, payment in kind, deferred and contingent payment securities. These securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the fund receives no periodic cash payments on such securities, the fund is deemed for tax purposes to receive income from such securities, which applicable tax rules require the fund to distribute to shareholders. Such distributions may be taxable when distributed to shareholders.
Pioneer Securitized Income Fund | Risks Of Non US Investments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of non-U.S. investments. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Emerging market economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries and thus they may be less able to control or mitigate the effects of a pandemic. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, the United Kingdom has withdrawn from the EU (commonly known as “Brexit”). The range and potential implications of possible political, regulatory, economic, and market outcomes of Brexit cannot be fully known but could be significant, potentially resulting in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the fund's investments.If one or more stockholders of a supranational entity such as the World Bank fail to make necessary additional capital contributions, the entity may be unable to pay interest or repay principal on its debt securities.Sanctions or other government actions against certain countries could negatively impact the fund’s investments in securities that have exposure to those countries. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets. China and other developing market countries may be subject to considerable degrees of economic, political and social instability. The U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’seconomy. In addition, China's long-running conflict over Taiwan's sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union, issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Russia has taken retaliatory actions, including preventing repatriation of capital by U.S. and other investors.Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The ongoing conflict has resulted in significant market disruptions, including in certain markets, industries and sectors, such as the oil and natural gas markets, and negatively affected global supply chains, food supplies, inflation and global growth. The U.S. and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain fund investments, on fund performance and the value of an investment in the fund.
Pioneer Securitized Income Fund | Currency risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency risk. The fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Pioneer Securitized Income Fund | Preferred Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred stocks risk. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Also, the market prices of preferred stocks are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Generally, under normal circumstances, preferred stocks do not carry voting rights. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than other securities. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.
Pioneer Securitized Income Fund | Mortgage Dollar Roll Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage dollar roll transactions risk. The benefits to the fund from mortgage dollar roll transactions depend upon the adviser’s ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.
Pioneer Securitized Income Fund | Risks Of Investment In Other Funds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investment in other funds. Investing in other investment companies, including exchange-traded funds (ETFs) and closed-end funds, subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund’s expenses, including management fees, in addition to its own expenses. ETFs and closed-end funds are bought and sold based on market prices and can trade at a premium or a discount to the ETF’s or closed-end fund’s net asset value. Such funds may trade at a discount for an extended period and may not ever realize their net asset value.
Pioneer Securitized Income Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives risk. Using swaps, futures and other derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund’s initial investment. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments have adopted and implemented or are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Pioneer Securitized Income Fund | Credit Default Swap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit default swap risk. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade.
Pioneer Securitized Income Fund | Structured Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Structured securities risk. Structured securities may behave in ways not anticipated by the fund, or they may not receive the tax, accounting or regulatory treatment anticipated by the fund.
Pioneer Securitized Income Fund | Risks Of Investing In Inverse Floating Rate Obligations [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in inverse floating rate obligations. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.
Pioneer Securitized Income Fund | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations. New derivatives regulations require the fund, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage. These regulations may limit the ability of the fund to pursue its investment strategies and may not be effective to mitigate the fund's risk of loss from derivatives.
Pioneer Securitized Income Fund | Market Segment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market segment risk. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.
Pioneer Securitized Income Fund | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation risk. Nearly all of the fund's investments are valued using a fair value methodology. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the securities had not been fair-valued or if a different valuation methodology had been used. The ability to value the fund’s investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Pioneer Securitized Income Fund | Redemption risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.
Pioneer Securitized Income Fund | Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity risk. Cybersecurity failures by and breaches of the fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt fund operations, interfere with the fund’s ability to calculate its NAV, prevent fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the fund or their investment in the fund, cause loss of or unauthorized access to private shareholder information, and result in financial losses to the fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. New ways to carry out cyber attacks continue to develop. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund's ability to plan for or respond to a cyber attack.
Pioneer Securitized Income Fund | Expense Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Expense risk. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
Pioneer Securitized Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.88%	[3]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.97%	[4]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	0.91%	[4]
1	rr_ExpenseExampleYear01	$ 539
3	rr_ExpenseExampleYear03	924
5	rr_ExpenseExampleYear05	1,334
10	rr_ExpenseExampleYear10	2,476
1	rr_ExpenseExampleNoRedemptionYear01	539
3	rr_ExpenseExampleNoRedemptionYear03	924
5	rr_ExpenseExampleNoRedemptionYear05	1,334
10	rr_ExpenseExampleNoRedemptionYear10	$ 2,476
1 Year	rr_AverageAnnualReturnYear01	(8.13%)
SinceInception	rr_AverageAnnualReturnSinceInception	(4.34%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2021	[5]
Pioneer Securitized Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.82%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	3.38%	[3]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.72%	[4]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	1.66%	[4]
1	rr_ExpenseExampleYear01	$ 269
3	rr_ExpenseExampleYear03	879
5	rr_ExpenseExampleYear05	1,612
10	rr_ExpenseExampleYear10	3,551
1	rr_ExpenseExampleNoRedemptionYear01	169
3	rr_ExpenseExampleNoRedemptionYear03	879
5	rr_ExpenseExampleNoRedemptionYear05	1,612
10	rr_ExpenseExampleNoRedemptionYear10	$ 3,551
Pioneer Securitized Income Fund | K
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.62%	[3]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.96%	[4]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	0.66%	[4]
1	rr_ExpenseExampleYear01	$ 67
3	rr_ExpenseExampleYear03	417
5	rr_ExpenseExampleYear05	791
10	rr_ExpenseExampleYear10	1,841
1	rr_ExpenseExampleNoRedemptionYear01	67
3	rr_ExpenseExampleNoRedemptionYear03	417
5	rr_ExpenseExampleNoRedemptionYear05	791
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,841
Pioneer Securitized Income Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.65%	[3]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.99%	[4]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	0.66%	[4]
1	rr_ExpenseExampleYear01	$ 67
3	rr_ExpenseExampleYear03	423
5	rr_ExpenseExampleYear05	804
10	rr_ExpenseExampleYear10	1,871
1	rr_ExpenseExampleNoRedemptionYear01	67
3	rr_ExpenseExampleNoRedemptionYear03	423
5	rr_ExpenseExampleNoRedemptionYear05	804
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,871
2020	rr_AnnualReturn2020	3.49%
2021	rr_AnnualReturn2021	9.06%
2022	rr_AnnualReturn2022	(3.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.28%)
1 Year	rr_AverageAnnualReturnYear01	(3.47%)
SinceInception	rr_AverageAnnualReturnSinceInception	3.02%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2019	[5]
Pioneer Securitized Income Fund | Return After Taxes on Distributions | Y
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.11%)
SinceInception	rr_AverageAnnualReturnSinceInception	0.35%
Pioneer Securitized Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Y
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
SinceInception	rr_AverageAnnualReturnSinceInception	1.23%
Pioneer Securitized Income Fund | Bloomberg US Securitized MBS/ABS/CMBS Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.67%)
SinceInception	rr_AverageAnnualReturnSinceInception	(2.92%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2019	[5]

[1]	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See “Sales charges.”
[2]	Other expenses for Class C and Class K shares are estimated for the current fiscal year.
[3]	Total annual fund operating expenses in the table, before and after fee waivers and expense reimbursements, are higher than the corresponding ratios of expenses to average net assets shown in the “Financial Highlights” section, which do not include acquired fund fees and expenses.
[4]	The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.90%, 1.65%, 0.65% and 0.65% of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. These expense limitations are in effect through December 1, 2024. There can be no assurance that the adviser will extend the expense limitations beyond such time. Net expenses for a class may exceed the applicable expense limitation to the extent that the fund incurs excluded expenses. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.
[5]	Inception date of the predecessor fund’s common shares.